NOTES RECEIVABLE (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
NOTES RECEIVABLE
Notes, Loans and Financing Receivable, Net, Current	$ 447,615	¥ 3,073,680	¥ 3,995,962